Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the company's goodwill
A summary of changes in goodwill during the years ended April 30, 2016 and 2015, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	U.S. Retail Pet Foods	International and Foodservice	Total
Balance at May 1, 2014	$1,743.1	$1,095.5	$—	$259.6	$3,098.2
Acquisitions	(0.3)	47.9	2,812.1	60.9	2,920.6
Other (A)	0.1	(2.6)	—	(4.7)	(7.2)
Balance at April 30, 2015	$1,742.9	$1,140.8	$2,812.1	$315.8	$6,011.6
Acquisitions (B)	348.0	494.7	(842.6)	130.7	130.8
Divestiture	—	(33.6)	—	(14.2)	(47.8)
Other (A)	—	(1.0)	—	(2.5)	(3.5)
Balance at April 30, 2016	$2,090.9	$1,600.9	$1,969.5	$429.8	$6,091.1

(A)	The amounts classified as other represent foreign currency exchange for the years ended April 30, 2016 and 2015.

(B)
As a result of the Big Heart acquisition, we recognized a total of $3.0 billion of goodwill, representing the value we expect to achieve through the implementation of operational synergies and growth opportunities across our segments, which includes finalization of the fair value adjustments, as discussed in Note 2: Acquisitions. In addition, the goodwill related to the 2015 acquisition was allocated across all reportable segments based on the synergies anticipated to be achieved by each individual reporting unit, which were finalized in 2016.

Other intangible assets and related accumulated amortization, impairment charges, and foreign currency exchange
The following table summarizes our other intangible assets and related accumulated amortization and impairment charges, including foreign currency exchange.

	April 30, 2016			April 30, 2015
Acquisition Cost		Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$3,520.1	$639.9	$2,880.2	$3,733.9	$477.9	$3,256.0
Patents and technology	168.5	88.4	80.1	169.0	74.8	94.2
Trademarks	525.4	78.7	446.7	328.0	47.6	280.4
Total intangible assets subject to amortization	$4,214.0	$807.0	$3,407.0	$4,230.9	$600.3	$3,630.6
Indefinite-lived intangible assets not subject to amortization:
Trademarks	$3,109.1	$21.7	$3,087.4	$3,338.0	$18.3	$3,319.7
Total other intangible assets	$7,323.1	$828.7	$6,494.4	$7,568.9	$618.6	$6,950.3